LONG-TERM DEBT - Credit Facility (Details) - Credit Facility - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021	Dec. 21, 2021
Other Current Assets
Aggregate financing commitment			$ 1,200,000
Amount of credit facility available			$ 600,000	$ 300,000
Outstanding borrowings	$ 0	$ 0
Outstanding letters of credit	900	900
Proceeds from Credit Facility (Note 13)	595,000	1,075,000
Repayments of non-current borrowings	$ 595,000	$ 1,075,000
Minimum
Other Current Assets
Standby fee (in percent)	0.09%
Maximum
Other Current Assets
Standby fee (in percent)	0.25%
Base rate advances | Minimum
Other Current Assets
Interest rate	0.00%
Base rate advances | Maximum
Other Current Assets
Interest rate	1.00%
LIBOR advances | Minimum
Other Current Assets
Interest rate	1.00%
LIBOR advances | Maximum
Other Current Assets
Interest rate	2.00%
Performance letters of credit | Minimum
Other Current Assets
Interest rate	0.60%
Performance letters of credit | Maximum
Other Current Assets
Interest rate	1.20%